Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	33,388	209	33,597	—	35,260	395	35,655
Securities	8,447	3,493	14	11,954	7,463	2,458	1	9,922
Derivatives
Interest rate	1	43,912	650	44,563	5	52,764	711	53,480
Foreign exchange	—	34,096	65	34,161	—	45,715	114	45,829
Other	—	72	108	180	—	54	182	236
Other financial assets
Loans	—	108	657	765	—	172	727	899
Securities	17,848	10,536	258	28,642	10,380	6,278	203	16,861
Total financial assets held at fair value	26,296	125,605	1,961	153,862	17,848	142,701	2,333	162,882
As a % of total fair value assets	17%	82%	1%	—	11%	88%	1%	—

Liabilities
Trading liabilities
Deposits	—	43,126	1	43,127	—	42,486	1	42,487
Debt securities in issue	—	706	—	706	—	797	—	797
Short positions	7,936	1,865	2	9,803	7,462	2,062	—	9,524
Derivatives
Interest rate	—	38,044	439	38,483	2	47,855	678	48,535
Foreign exchange	—	33,528	58	33,586	—	45,139	98	45,237
Other	—	138	188	326	—	76	199	275
Other financial liabilities
Debt securities in issue	—	1,605	3	1,608	—	1,327	—	1,327
Other deposits	—	1,280	—	1,280	—	1,050	—	1,050
Subordinated liabilities	—	237	—	237	—	345	—	345
Total financial liabilities held at fair value	7,936	120,529	691	129,156	7,464	141,137	976	149,577
As a % of total fair value liabilities	6%	93%	1%	—	5%	94%	1%	—

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	2023	2022
Adjustment	£m	£m
Funding valuation adjustments	132	173
Credit valuation adjustments	236	300
Bid–offer	86	130
Product and deal specific	103	141
Total	557	744

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2023		2022
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	123	—	113
	Discount cash flow	Credit spreads	bps	49	119	56	114
	Discount cash flow	Discount margin	bps	174	228	174	222
Debt securities	Price-based	Price	%	—	119	—	255

Equity Shares	Price-based	Price	GBP	—	32,142	—	34,027
	Price-based	Price	%	—	30	—	30
	Discount cash flow	Discount margin	%	7	9	6	8
	Net asset valuation	Fund NAV	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	13	600	7	530
	Option pricing	Correlation	%	(15)	95	(15)	95
		Volatility	%	30	80	30	80
		Upfront points	%	—	99	—	99
		Recovery rate	%	—	60	—	60

Interest rate & FX	Option pricing	Correlation	%	(50)	99	(50)	100
derivatives		Volatility	%	30	111	30	127
		Constant Prepayment Rate	%	2	22	2	21
		Mean Reversion	%	—	20	—	92
		Inflation volatility	%	2	2	1	2
		Inflation rate	%	2	3	2	3

(1)

Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2023			2022
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	209	—	—	395	10	(10)
Securities	14	—	—	1	—	—
Derivatives
Interest rate	650	20	(20)	711	30	(30)
Foreign exchange	65	—	—	114	10	(10)
Other	108	10	(10)	182	10	(10)
Other financial assets
Loans	657	—	(40)	727	—	(10)
Securities	258	20	(50)	203	20	(30)
Total financial assets held at fair value	1,961	50	(120)	2,333	80	(100)

Liabilities
Trading liabilities
Deposits	1	—	—	1	—	—
Short positions	2	—	—	—	—	—
Derivatives
Interest rate	439	10	(10)	678	30	(30)
Foreign exchange	58	—	—	98	—	—
Other	188	10	(10)	199	—	—
Other financial liabilities - debt securities in issue	3	—	—	—	—	—
Total financial liabilities held at fair value	691	20	(20)	976	30	(30)

Schedule of movement in level 3 assets and liabilities

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
2023	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,007	396	930	2,333	975	1	—	976
Amounts recorded in the income statement (1)	(156)	(88)	1	(243)	(313)	—	—	(313)
Amount recorded in the statement of comprehensive income	—	—	32	32	—	—	—	—
Level 3 transfers in	6	15	16	37	7	2	—	9
Level 3 transfers out	(5)	(32)	(190)	(227)	(9)	(2)	—	(11)
Purchases/originations	180	8	275	463	195	2	3	200
Settlements/other decreases	(70)	(8)	(86)	(164)	(51)	—	—	(51)
Sales	(137)	(65)	(52)	(254)	(116)	—	—	(116)
Foreign exchange and other adjustments	(2)	(3)	(11)	(16)	(3)	—	—	(3)
At 31 December	823	223	915	1,961	685	3	3	691

Amounts recorded in the income statement in respect of balances held at period end
- unrealised	67	(39)	1	29	(121)	—	—	(121)

2022
At 1 January	918	740	394	2,052	606	3	—	609
Amounts recorded in the income statement (1)	126	31	(14)	143	382	(1)	—	381
Amount recorded in the statement of
comprehensive income	—	—	(20)	(20)	—	—	—	—
Level 3 transfers in	193	1	532	726	78	3	—	81
Level 3 transfers out	(122)	(147)	(68)	(337)	(61)	(3)	—	(64)
Purchases/originations	355	274	185	814	382	—	—	382
Settlements/other decreases	(40)	(75)	—	(115)	(41)	—	—	(41)
Sales	(423)	(434)	(101)	(958)	(376)	(2)	—	(378)
Foreign exchange and other adjustments	—	6	22	28	5	1	—	6
At 31 December	1,007	396	930	2,333	975	1	—	976

Amounts recorded in the income statement
in respect of balances held at period end
- unrealised	126	31	(16)	141	382	(1)	—	381

(1)	There were £69 million net gains on trading assets and liabilities (2022 - £224 million net losses) recorded in income from trading activities. Net gains on other instruments of £1 million (2022 - £14 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

						Items where
						fair value
	Carrying	Fair	Fair value hierarchy level			approximates
	value	value	Level 1	Level 2	Level 3	carrying value
2023	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	104.3	104.3	—	—	—	104.3
Settlement balances	7.2	7.2	—	—	—	7.2
Loans to banks	6.9	7.0	—	2.2	0.6	4.2
Loans to customers	381.4	373.2	—	27.5	345.7	—
Other financial assets - securities	21.7	21.6	4.0	6.6	11.0	—

2022
Financial assets
Cash and balances at central banks	144.8	144.8	—	—	—	144.8
Settlement balances	2.6	2.6	—	—	—	2.6
Loans to banks	7.1	7.1	—	4.2	2.8	0.1
Loans to customers	366.3	354.5	—	20.3	334.2	—
Other financial assets - securities	13.1	12.8	3.6	3.2	6.0	—

2023
Financial liabilities
Bank deposits	22.2	22.3	—	15.4	2.7	4.2
Customer deposits	431.4	431.0	—	30.7	48.8	351.5
Settlement balances	6.6	6.6	—	—	—	6.6
Other financial liabilities - debt securities in issue	52.2	52.2	—	41.7	10.5	—
Subordinated liabilities	5.5	5.4	—	5.4	—	—
Notes in circulation	3.2	3.2	—	—	—	3.2

2022
Financial liabilities
Bank deposits	20.4	20.0	—	13.1	2.2	4.7
Customer deposits	450.3	450.3	—	12.7	30.6	407.0
Settlement balances	2.0	2.0	—	—	—	2.0
Other financial liabilities - debt securities in issue	46.7	46.1	—	40.7	5.4	—
Subordinated liabilities	5.9	5.6	—	5.5	0.1	—
Notes in circulation	3.2	3.2	—	—	—	3.2